Finance debt	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Finance debt
15.	Finance debt

15.1.	Balance by type of finance debt

	06.30.2018	12.31.2017
In Brazil
Banking Market	10,126	12,672
Capital Market	3,122	3,649
Development banks	4,238	5,571
Others	37	38

Total	17,523	21,930

Abroad
Banking Market	27,440	31,265
Capital Market	42,165	51,912
Export Credit Agency	4,123	3,670
Others	265	269

Total	73,993	87,116

Total finance debt	91,516	109,046

Current	3,959	7,001
Non-current	87,557	102,045

In order to reflect the changes in accounting practices arising from the application of IFRS 9, the Company remeasured its financing agreements in force at January 1, 2018 which previously had their contractual clauses renegotiated and the modifications thereof did not result in substantial changes, as set out in note 4.1. Accordingly, the balance of current and non-current debt increased by US$ 356 due to the initial application of IFRS 9, which were recognized within equity at January 1, 2018.

15.2.	Changes in finance debt and reconciliation with cash flows from financing activities

	Balance at 12.31.2016	Initial application of IFRS9	Additions (new funding obtained)	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Balance as of December 31, 2017
In Brazil	25,921	—	6,801	(10,641)	(2,286)	2,296	114	(275)	21,930
Abroad	92,205	—	18,788	(25,489)	(4,251)	4,851	1,057	(45)	87,116

	118,126	—	25,589	(36,130)	(6,537)	7,147	1,171	(320)	109,046

	Balance as of December 31, 2017	Initial application of IFRS9	Additions (new funding obtained)	Principal amortization (*)	Interest amortization (*)	Accrued interest (**)	Foreign exchange/ inflation indexation charges	Cumulative translation adjustment (CTA)	Balance as of June 30, 2018
In Brazil	21,930	65	2,071	(3,820)	(617)	732	(10)	(2,828)	17,523
Abroad	87,116	291	6,118	(19,572)	(2,393)	2,251	1,510	(1,328)	73,993

	109,046	356	8,189	(23,392)	(3,010)	2,983	1,500	(4,156)	91,516

Reconciliation to the Statement of Cash Flows
Purchase of property, plant and equipment on credit			(40)	—	—
Expenses with debt restructuring			—	(605)	—
Deposits linked to financing			—	21	(97)
Finance leases			—	11	—

Net cash used in financing activities			8,149	(23,965)	(3,107)

(*)	It includes pre-payments.
(**)	It includes premium and discount over notional amounts and other related costs.

In line with the Company’s Business and Management Plan and following its liability management strategy, recent funds have been raised in order to settle older debts, as well as aiming at improving the debt repayment profile taking into account its alignment with investments returns over the long run.

In the first half of 2018, proceeds from financing amounted to US$ 8,149, principally reflecting: (i) global notes issued in the capital market in the amount of US$ 1,962 and maturing in 2029; (ii) funds raised from the domestic and international banking market in the amount of US$ 5,120 with average term of 6.5 years; and (iii) proceeds from Export Credit Agency amounting to US$ 984.

In addition, the Company repaid several finance debts, notably: (i) US$ 11,760 relating to repurchase of global bonds previously issued by the Company in the capital market, with net premium paid to bond holders amounting to US$ 362; and (ii) pre-payment of banking loans in the domestic and international market totaling US$ 9,454; and (iii) pre-payment of US$ 687 with respect to financings with BNDES.

15.3.	Summarized information on current and non-current finance debt

Maturity in	2018	2019	2020	2021	2022	2023 and onwards	Total (**)	Fair value
Financing in U.S.Dollars (US$)(*):	1,856	1,269	3,409	5,734	8,635	47,469	68,372	78,628

Floating rate debt	786	1,204	3,344	3,214	7,037	16,333	31,918
Fixed rate debt	1,070	65	65	2,520	1,598	31,136	36,454
Average interest rate	5.0%	6.0%	6.0%	6.0%	5.9%	6.5%	6.2%
Financing in Brazilian Reais (R$):	659	1,252	2,803	2,194	3,894	6,416	17,218	15,172

Floating rate debt	415	906	2,545	1,940	3,567	5,041	14,414
Fixed rate debt	244	346	258	254	327	1,375	2,804
Average interest rate	6.4%	6.8%	7.1%	7.9%	7.7%	6.4%	6.9%
Financing in Euro (€):	19	51	223	330	698	2,205	3,525	4,402

Floating rate debt	1	—	177	—	—	—	178
Fixed rate debt	18	51	46	330	698	2,205	3,347
Average interest rate	4.3%	4.5%	4.6%	4.8%	4.9%	4.6%	4.6%
Financing in Pound Sterling (£):	56	24	—	—	—	2,267	2,347	2,366

Fixed rate debt	56	24	—	—	—	2,267	2,347
Average interest rate	6.3%	6.2%	—	—	—	6.3%	6.3%
Financing in other currencies:	54	—	—	—	—	—	54	55

Floating rate debt	48	—	—	—	—	—	48	—
Fixed rate debt	6	—	—	—	—	—	6
Average interest rate	1.9%	—	—	—	—	—	1.9%

Total as of June 30, 2018	2,644	2,596	6,435	8,258	13,227	58,357	91,516	100,623

Average interest rate	5.2%	6.1%	6.2%	6.2%	6.1%	6.4%	6.2%

Total as of December 31, 2017	7,001	6,476	9,641	12,745	18,014	55,169	109,046	116,621

Average interest rate	5.6%	5.9%	5.9%	5.9%	5.7%	6.4%	6.1%

(*)	Includes debt raised in Brazil (in Brazilian reais) indexed to the U.S. dollar.
(**)	The average maturity of outstanding debt as of June 30, 2018 is 9.11 years (8.62 years as of December 31, 2017).

The fair value of the Company’s finance debts is mainly determined and categorized into a fair value hierarchy as follows:

Level 1- quoted prices in active markets for identical liabilities, when applicable, amounting to US$ 47,977 as of June 30, 2018 (US$ 54,248 as of December 31, 2017); and

Level 2 – discounted cash flows based on discount rate determined by interpolating spot rates considering financing debts indexes proxies, taking into account their currencies and also the Petrobras’ credit risk, amounting to US$ 52,646 as of June 30, 2018, 2018 (US$ 62,373 as of December 31, 2017).

The sensitivity analysis for financial instruments subject to foreign exchange variation is set out in note 30.2.

15.4.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the first half of 2018 the capitalization rate was 6.36% p.a. (6.18% p.a. for the first half of 2017).

15.5.	Lines of credit

				Amount
Company	Financial institution	Date	Maturity	Available (Lines of Credit)	Used	Balance
Abroad
PGT BV	CHINA EXIM	10/24/2016	5/23/2019	1,000	900	100
PGT BV	Syndicate of banks	3/7/2018	2/7/2023	4,350	—	4,350
PGT BV	Credit Agricole Corporate	4/12/2018	6/20/2020	400	150	250

Total				5,750	1,050	4,700

In Brazil
PNBV	BNDES	9/3/2013	1/31/2019	2,562	722	1,840
Petrobras	Banco do Brasil	3/23/2018	1/26/2023	519	—	519
Petrobras	Bradesco	6/1/2018	5/31/2023	519	—	519
Transpetro	BNDES	11/7/2008	8/12/2041	237	85	152
Transpetro	Banco do Brasil	7/9/2010	4/10/2038	20	10	10
Transpetro	Caixa Econômica Federal	11/23/2010	Not defined	85	—	85

Total				3,942	817	3,125

In the first half of 2018, the Company entered into a revolving credit facility (RCF) with a syndicate of 17 banks and also entered into two lines of credits with Banco do Brasil and Bradesco Bank. The Company can access these funds immediately at any moment until their maturities.

In addition, the Company signed a guaranteed financing agreement with Credit Agricole and UK export credit agency.

15.6.	Covenants and Collateral

15.6.1.	Covenants

The Company has covenants that were not in default at June 30, 2018 in its loan agreements and notes issued in the capital markets requiring, among other obligations i) the presentation of interim financial statements within 90 days of the end of each quarter (not reviewed by Independent Registered Public Accounting Firm) and audited financial statements within 120 days of the end of each fiscal year, with a grace period ranging from 30 to 60 days, depending on the agreement; ii) Negative Pledge / Permitted Liens clause; iii) clauses of compliance with the laws, rules and regulations applicable to the conduct of its business including (but not limited to) environmental laws; (iv) clauses in financing agreements that require both the borrower and the guarantor to conduct their business in compliance with anti-corruption laws and anti-money laundering laws and to institute and maintain policies necessary for such compliance; (v) clauses in financing agreements that restrict relations with entities or even countries sanctioned primarily by the United States (including, but not limited to, the Office of Foreign Assets Control (OFAC), Department of State and Department of Commerce), the European Union and United Nations; and vi) covenants with respect to debt level in some of its loan agreements with the Brazilian Development Bank (Banco Nacional de Desenvolvimento Econômico e Social—BNDES).

15.6.2.	Collateral

Most of the Company’s debt is unsecured, but certain specific funding instruments to promote economic development are collateralized.

Financing agreements with China Development Bank (CDB) maturing in 2026 and 2027 are also collateralized based on future oil exports for specific buyers limited to 200 thousand barrels per day up to 2019, 300 thousand barrels per day from 2020 to 2026, and 100 thousand barrels per day in 2027. This collateral may not exceed the amount of the related debt (US$ 10,125 at June 30, 2018 and US$ 10,815 at December 31, 2017). On January 30, 2018, the Company pre-paid the balance of a financing agreement maturing in 2019 in the amount of US$ 2,800.

The loans obtained by structured entities are collateralized based on the projects’ assets, as well as liens on receivables of the structured entities. Bonds issued by the Company in the capital market are unsecured.

The global notes issued by the Company in the capital market through its wholly-owned subsidiary Petrobras Global Finance B.V. – PGF are unsecured. However, Petrobras fully, unconditionally and irrevocably guarantees these notes, as set out in note 33.